Transactions with Related Parties - Tsakos Shipping and Trading S.A. (Details) - Tsakos Shipping and Trading S.A. - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2017	Jun. 30, 2016
Related Party Transaction [Line Items]
Chartering commission	1.25%
Payment for the cost of design and supervision services for new buildings		$ 0
Brokerage commission revenue	$ 0	$ 0
Potential charge
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for each new-building vessel	200
13 vessels
Related Party Transaction [Line Items]
Payment for the cost of design and supervision services for new buildings	$ 2,750